Commitments (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 31, 2013	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 MXN ($)	Feb. 22, 2018 USD ($)	Dec. 31, 2012 MXN ($)
Disclosure of contingent liabilities in business combination [line items]
Lease Expire dates			2020
EnerNOC [Member]
Disclosure of contingent liabilities in business combination [line items]
Term of agreement		5 years
ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement	February 2020
Primental Technologies [Member]
Disclosure of contingent liabilities in business combination [line items]
Termination period of agreement			16 months
Percentage of advance payment			20.00%
Estimated project cost						$ 23,200
USD [Member]
Disclosure of contingent liabilities in business combination [line items]
Rental expenses relating to operating leases			$ 100	$ 700	$ 500
Consideration of sales and used tax								$ 2,452,028
Interest on sales and used tax								$ 394,138
USD [Member] | EnerNOC [Member]
Disclosure of contingent liabilities in business combination [line items]
Annual consideration			1,800	$ 2,800	$ 1,000
USD [Member] | ECOM LTDA [Member]
Disclosure of contingent liabilities in business combination [line items]
Obligation under agreements	$ 6,300
USD [Member] | Primental Technologies [Member]
Disclosure of contingent liabilities in business combination [line items]
Obligation under agreements							$ 1,670
Amount exercised under agreement							$ 11,900
USD [Member] | Qualified Supply Service Scheme [Member]
Disclosure of contingent liabilities in business combination [line items]
Estimated project cost			$ 1,850